Summary of Significant Accounting Policies - Schedule of Corrections Made to Previously Reported Consolidated Financial Statements (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Client A [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		22.20%
Client B [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		15.30%
Client B [Member] | Revised Concentration of Revenue [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		11.00%	10.50%
Client C [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		15.30%
Client C [Member] | Revised Concentration of Revenue [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		11.00%	10.50%
Client D [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		11.10%
Client F [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		0.00%
Client F [Member] | Revised Concentration of Revenue [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		12.50%	14.00%
Client H [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		17.40%
Client H [Member] | Revised Concentration of Revenue [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		11.00%	10.50%
Client G [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		11.10%
Client A [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		17.40%
Client A [Member] | Revised Concentration of Revenue [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue	14.80%	16.00%	15.40%
As Previously Reported [Member] | Client A [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		11.10%
As Previously Reported [Member] | Client B [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		15.30%
As Previously Reported [Member] | Client B [Member] | Revised Concentration of Revenue [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		11.00%	10.50%
As Previously Reported [Member] | Client C [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		15.30%
As Previously Reported [Member] | Client C [Member] | Revised Concentration of Revenue [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		11.00%	10.50%
As Previously Reported [Member] | Client D [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		11.10%
As Previously Reported [Member] | Client F [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		11.10%
As Previously Reported [Member] | Client F [Member] | Revised Concentration of Revenue [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		12.50%	14.00%
As Previously Reported [Member] | Client H [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		17.40%
As Previously Reported [Member] | Client G [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		11.10%
Adjustment [Member] | Client A [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		11.10%
Adjustment [Member] | Client B [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		0.00%
Adjustment [Member] | Client B [Member] | Revised Concentration of Revenue [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		0.00%	0.00%
Adjustment [Member] | Client C [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		0.00%
Adjustment [Member] | Client C [Member] | Revised Concentration of Revenue [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		0.00%	0.00%
Adjustment [Member] | Client D [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		0.00%
Adjustment [Member] | Client F [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		(11.10%)
Adjustment [Member] | Client F [Member] | Revised Concentration of Revenue [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		0.00%	0.00%
Adjustment [Member] | Client H [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		0.00%
Adjustment [Member] | Client H [Member] | Revised Concentration of Revenue [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		11.00%	10.50%
Adjustment [Member] | Client G [Member] | Revised Concentration of Accounts Receivable [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		0.00%
Adjustment [Member] | Client A [Member] | Revised Concentration of Revenue [Member]
Schedule of Corrections Made to Previously Reported Consolidated Financial Statements [Line Items]
Revised concentration of accounts receivable and revenue		8.00%	7.70%